STATEMENT OF INVESTMENTS
BNY Mellon Short Term Income Fund

October 31, 2020 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.5%
Aerospace & Defense - 1.2%
General Dynamics, Gtd. Notes		3.25	4/1/2025	620,000		683,093
Raytheon Technologies, Sr. Unscd. Notes		3.20	3/15/2024	300,000	[b]	321,908
Rolls-Royce, Gtd. Notes	EUR	2.13	6/18/2021	225,000		262,701
The Boeing Company, Sr. Unscd. Notes		1.95	2/1/2024	300,000		299,073
					1,566,775
Agriculture - .2%
Philip Morris International, Sr. Unscd. Notes		1.13	5/1/2023	300,000		305,361
Asset-Backed Certificates - 4.6%
Ascentium Equipment Receivables, Ser. 2019-2A, Cl. A3		2.19	11/10/2026	325,000	[b]	333,110
Cascade Funding Mortgage Trust, Ser. 2019-HB1, Cl. A		2.39	12/25/2029	355,917	[b]	358,012
CF Hippolyta, Ser. 2020-1, Cl. A1		1.69	7/15/2060	380,052	[b]	385,031
CLI Funding VI, Ser. 2020-3A, Cl. A		2.07	10/18/2045	325,000	[b]	325,227
CNH Equipment Trust, Ser. 2020-A, Cl. A4		1.51	4/15/2027	150,000		155,000
Conn's Receivables Funding, Ser. 2019-A, Cl. A		3.40	10/16/2023	53,811	[b]	53,999
Conn's Receivables Funding, Ser. 2019-B, Cl. A		2.66	6/17/2024	106,501	[b]	106,499
Consumer Loan Underlying Bond CLUB Credit Trust, Ser. 2019-P2, Cl. A		2.47	10/15/2026	146,098	[b]	147,107
Dell Equipment Finance Trust, Ser. 2020-1, Cl. A3		2.24	2/22/2023	300,000	[b]	309,215
Marlette Funding Trust, Ser. 2019-2A, Cl. A		3.13	7/16/2029	160,733	[b]	162,366
MMAF Equipment Finance, Ser. 2017-B, Cl. A3		2.21	10/17/2022	35,068	[b]	35,302
MMAF Equipment Finance, Ser. 2018-A, Cl. A4		3.39	1/10/2025	165,000	[b]	171,807
OneMain Financial Issuance Trust, Ser. 2019-1A, Cl. A		3.48	2/14/2031	140,000	[b]	141,636
OneMain Financial Issuance Trust, Ser. 2020-2A, Cl. A		1.75	9/14/2035	350,000	[b]	353,226
Park Place Securities, Ser. 2005-WCW3, Cl. M1, 1 Month LIBOR +.48%		0.63	8/25/2035	270,134	[c]	271,649

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.5% (continued)
Asset-Backed Certificates - 4.6% (continued)
SCF Equipment Leasing, Ser. 2018-1A, Cl. A2	3.63	10/20/2024	223,144	[b]	224,704
SCF Equipment Leasing, Ser. 2019-1A, Cl. A2	3.23	10/20/2024	400,000	[b]	401,706
SCF Equipment Leasing , Ser. 2018-1A, Cl. B	3.97	12/20/2025	385,000	[b]	390,353
Trinity Rail Leasing, Ser. 2020-2A, Cl. A1	1.83	11/19/2027	325,000	[b]	324,970
VB-S1 Issuer, Ser. 2020-1A, CI. C2	3.03	6/15/2050	150,000	[b]	156,144
Verizon Owner Trust, Ser. 2019-A, Cl. C	3.22	9/20/2023	800,000		830,082
Volvo Financial Equipment, Ser. 2019-1A, Cl. A4	3.13	11/15/2023	400,000	[b]	417,259
				6,054,404
Asset-Backed Ctfs./Auto Receivables - 13.9%
AmeriCredit Automobile Receivables Trust, Ser. 2019-1, Cl. C	3.36	2/18/2025	650,000		686,532
AmeriCredit Automobile Receivables Trust, Ser. 2020-1, Cl. C	1.59	10/20/2025	350,000		355,241
Bank of The West Auto Trust, Ser. 2017-1, Cl. B	2.62	11/15/2023	600,000	[b]	612,985
CarMax Auto Owner Trust, Ser. 2019-3, Cl. C	2.60	6/16/2025	315,000		326,856
CarMax Auto Owner Trust, Ser. 2019-4, Cl. B	2.32	7/15/2025	475,000		496,245
CarMax Auto Owner Trust, Ser. 2020-4, Cl. B	0.85	6/15/2026	500,000		499,670
Chesapeake Funding II, Ser. 2017-2A, Cl. A1	1.99	5/15/2029	50,941	[b]	51,048
Chesapeake Funding II, Ser. 2017-2A, Cl. A2, 1 Month LIBOR +.45%	0.60	5/15/2029	39,185	[b,c]	39,185
Chesapeake Funding II, Ser. 2019-1A, Cl. A2, 1 Month LIBOR +.40%	0.55	4/15/2031	235,486	[b,c]	233,885
Drive Auto Receivables Trust, Ser. 2019-4, Cl. C	2.51	11/17/2025	675,000		691,214
DT Auto Owner Trust, Ser. 2018-3A, Cl. C	3.79	7/15/2024	805,000	[b]	819,786
DT Auto Owner Trust, Ser. 2019-1A, Cl. B	3.41	4/17/2023	353,512	[b]	355,624
DT Auto Owner Trust, Ser. 2019-3A, Cl. B	2.60	5/15/2023	500,000	[b]	504,631
DT Auto Owner Trust, Ser. 2019-4A, Cl. B	2.36	1/16/2024	200,000	[b]	202,774
DT Auto Owner Trust, Ser. 2020-1A, Cl. B	2.16	5/15/2024	475,000	[b]	481,593

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.5% (continued)
Asset-Backed Ctfs./Auto Receivables - 13.9% (continued)
DT Auto Owner Trust, Ser. 2020-2A, Cl. B		2.08	3/16/2026	350,000	[b]	357,349
Enterprise Fleet Financing, Ser. 2019-3, Cl. A3		2.19	5/20/2025	300,000	[b]	310,983
Exeter Automobile Receivables Trust, Ser. 2019-2A, Cl. B		3.06	5/15/2023	414,109	[b]	417,173
Exeter Automobile Receivables Trust, Ser. 2019-3A, Cl. B		2.58	8/15/2023	500,000	[b]	504,524
Exeter Automobile Receivables Trust, Ser. 2020-2A, Cl. B		2.08	7/15/2024	350,000	[b]	355,378
Ford Auto Securitization Trust, Ser. 2020-AA, Cl. B	CAD	1.87	6/15/2026	450,000	[b]	337,762
Ford Credit Auto Lease Trust, Ser. 2020-A, Cl. B		2.05	6/15/2023	325,000		332,674
Ford Credit Auto Owner Trust, Ser. 2017-2, Cl. A		2.36	3/15/2029	165,000	[b]	170,552
Ford Credit Auto Owner Trust, Ser. 2018-2, Cl. A		3.47	1/15/2030	129,000	[b]	138,753
Ford Credit Auto Owner Trust, Ser. 2020-2, Cl. B		1.49	4/15/2033	375,000	[b]	375,619
Ford Credit Floorplan Master Owner Trust A, Ser. 2019-1, Cl. B		3.04	3/15/2024	500,000		509,506
GM Financial Automobile Leasing Trust, Ser. 2018-3, Cl. C		3.70	7/20/2022	225,000		227,055
GM Financial Automobile Leasing Trust, Ser. 2019-2, Cl. C		3.12	3/20/2023	500,000		510,510
GM Financial Automobile Leasing Trust, Ser. 2020-1, Cl. B		1.84	12/20/2023	205,000		208,835
GM Financial Consumer Automobile Receivables Trust, Ser. 2020-4, Cl. B		0.73	3/16/2026	300,000		300,020
MBarc Credit Canada, Ser. 2019-AA, Cl. A3	CAD	2.72	10/16/2023	350,000	[b]	266,854
Navistar Financial Dealer Note Master Owner Trust II, Ser. 2019-1, Cl. A, 1 Month LIBOR +.64%		0.79	5/25/2024	675,000	[b,c]	675,578
Navistar Financial Dealer Note Master Trust, Ser. 2020-1, Cl. A, 1 Month LIBOR +.95%		1.10	7/25/2025	350,000	[b,c]	352,543
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4		3.63	9/10/2025	240,000	[b]	251,566
OSCAR US Funding Trust VI, Ser. 2017-1A, Cl. A4		3.30	5/10/2024	512,566	[b]	519,446
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3		2.45	12/10/2021	2,634	[b]	2,640
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4		2.76	12/10/2024	190,000	[b]	193,123

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.5% (continued)
Asset-Backed Ctfs./Auto Receivables - 13.9% (continued)
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4		3.50	5/12/2025	760,000	[b]	787,479
OSCAR US Funding XI, Ser. 2019-2A, Cl. A2		2.49	8/10/2022	299,537	[b]	301,695
Santander Drive Auto Receivables Trust, Ser. 2019-1, Cl. B		3.21	9/15/2023	302,868		304,594
Santander Retail Auto Lease Trust, Ser. 2019-A, Cl. C		3.30	5/22/2023	500,000	[b]	514,402
Santander Retail Auto Lease Trust, Ser. 2019-B, Cl. B		2.58	8/21/2023	550,000	[b]	565,056
Santander Retail Auto Lease Trust, Ser. 2020-A, Cl. C		2.08	3/20/2024	750,000	[b]	767,914
Silver Arrow Canada, Ser. 2019-1A, Cl. A3	CAD	2.40	8/15/2026	365,000		282,318
Tesla Auto Lease Trust, Ser. 2019-A, Cl. B		2.41	12/20/2022	550,000	[b]	565,359
Tesla Auto Lease Trust, Ser. 2020-A, Cl. B		1.18	1/22/2024	100,000	[b]	101,041
Westlake Automobile Receivables Trust, Ser. 2019-1A, Cl. B		3.26	10/17/2022	400,000	[b]	403,667
					18,269,237
Asset-Backed Ctfs./Credit Cards - 1.6%
Delamare Cards MTN Issuer, Ser. 2018-1A, Cl. A1, 1 Month LIBOR +.70%		0.85	11/19/2025	670,000	[b,c]	670,005
Evergreen Credit Card Trust, Ser. 2019-1, Cl. A, 1 Month LIBOR +.48%		0.63	1/15/2023	600,000	[b,c]	600,538
Golden Credit Card Trust, Ser. 2017-4A, Cl. A, 1 Month LIBOR +.52%		0.67	7/15/2024	500,000	[b,c]	502,211
Penarth Master Issuer, Ser. 2019-1A, Cl. A1, 1 Month LIBOR +.54%		0.69	7/18/2023	350,000	[b,c]	350,850
					2,123,604
Asset-Backed Ctfs./Student Loans - .4%
Navient Private Education Loan Trust, Ser. 2014-AA, Cl. A2A		2.74	2/15/2029	363,371	[b]	370,666
Navient Student Loan Trust, Ser. 2019-BA, Cl. A1, 1 Month LIBOR +.40%		0.55	12/15/2059	50,192	[b,c]	50,153
SMB Private Education Loan Trust, Ser. 2019-A, Cl. A1, 1 Month LIBOR +.35%		0.50	2/16/2026	17,266	[b,c]	17,265
SMB Private Education Loan Trust, Ser. 2019-B, Cl. A1, 1 Month LIBOR +.35%		0.50	7/15/2026	101,014	[b,c]	101,115
					539,199

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.5% (continued)
Automobiles & Components - 1.3%
Daimler Finance North America, Gtd. Notes	1.75	3/10/2023	640,000	[b]	653,527
General Motors, Sr. Unscd. Notes	5.40	10/2/2023	350,000		387,357
General Motors Financial, Sr. Unscd. Notes	1.70	8/18/2023	300,000		302,935
Volkswagen Group of America Finance, Gtd. Notes, 3 Month LIBOR +.86%	1.08	9/24/2021	400,000	[b,c]	401,923
				1,745,742
Banks - 7.6%
ABN AMRO Bank, Sub. Notes	6.25	4/27/2022	700,000		752,410
Banco Santander, Sr. Unscd. Notes	2.75	5/28/2025	400,000		421,416
Banco Santander, Sr. Unscd. Notes	3.13	2/23/2023	400,000		419,586
Banco Santander Mexico, Sr. Unscd. Notes	5.38	4/17/2025	200,000	[b]	224,253
Bank of America, Sr. Unscd. Notes	0.98	9/25/2025	700,000		699,793
Barclays, Sr. Unscd. Notes	4.61	2/15/2023	325,000		340,497
Citigroup, Sr. Unscd. Notes	3.88	10/25/2023	400,000		438,815
Citizens Bank, Sr. Unscd. Notes	3.25	2/14/2022	750,000		775,460
Credit Agricole, Sub. Notes	4.38	3/17/2025	300,000		332,688
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	280,000		305,167
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	800,000		854,662
KeyBank, Sr. Unscd. Notes	1.25	3/10/2023	300,000		306,222
Lloyds Banking Group, Jr. Sub. Bonds	7.50	6/27/2024	325,000	[d]	343,596
Morgan Stanley, Sr. Unscd. Notes, 3 Month SOFR +.70%	0.79	1/20/2023	650,000	[c]	652,298
NatWest Group, Sr. Unscd. Notes	3.88	9/12/2023	325,000		350,678
Royal Bank of Canada, Sr. Unscd. Notes	2.55	7/16/2024	360,000		384,526
State Street, Sr. Unscd. Notes	2.83	3/30/2023	250,000	[b]	258,548
The Goldman Sachs Group, Sr. Unscd. Notes	3.20	2/23/2023	1,375,000		1,455,430
The Korea Development Bank, Sr. Unscd. Notes	3.00	3/19/2022	200,000		206,988
Truist Financial, Sr. Unscd. Notes	3.05	6/20/2022	415,000		432,260
				9,955,293
Beverage Products - .3%
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	355,000		385,498
Building Materials - .1%
Carrier Global, Sr. Unscd. Notes	1.92	2/15/2023	120,000	[b]	123,698
Chemicals - .3%
Equate Petrochemical, Gtd. Notes	3.00	3/3/2022	350,000		355,446
Nutrien, Sr. Unscd. Notes	1.90	5/13/2023	100,000		103,231
				458,677

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.5% (continued)
Collateralized Loan Obligations Debt - 2.3%
Allegro III CLO, Ser. 2015-1A, Cl. AR, 3 Month LIBOR +.84%	1.05	7/25/2027	141,439	[b,c]	140,712
Bain Capital Credit CLO, Ser. 2020-3A, Cl. A, 3 Month LIBOR +1.38%	1.64	10/23/2032	360,000	[b,c]	359,387
Ballyrock CLO, Ser. 2020-1A, Cl. A1, 3 Month LIBOR +1.70%	1.99	7/20/2030	250,000	[b,c]	250,446
Ballyrock CLO, Ser. 2020-2A, Cl. A1, 3 Month LIBOR +1.32%	1.53	10/20/2031	275,000	[b,c]	274,553
Dryden Senior Loan Fund CLO, Ser. 2015-41A, Cl. AR, 3 Month LIBOR +.97%	1.21	4/15/2031	275,000	[b,c]	270,274
Madison Park Funding XXVII CLO, Ser. 2018-27A, Cl. A1A, 3 Month LIBOR +1.03%	1.25	4/20/2030	300,000	[b,c]	296,692
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. A, 3 Month LIBOR +.75%	0.99	4/15/2029	375,000	[b,c]	369,458
Magnetite XVII CLO, Ser. 2016-17A, Cl. AR, 3 Month LIBOR +1.10%	1.32	7/20/2031	325,000	[b,c]	321,485
Magnetite XXVIII CLO, Ser. 2020-28A, Cl. A, 3 Month LIBOR +1.27%	1.49	10/25/2031	250,000	[b,c]	249,701
Taconic Park CLO, Ser. 2016-1A, Cl. A1R, 3 Month LIBOR +1.00%	1.22	1/20/2029	300,000	[b,c]	296,929
Voya CLO, Ser. 2019-1A, Cl. AR, 3 Month LIBOR +1.06%	1.30	4/15/2031	150,000	[b,c]	147,369
				2,977,006
Commercial Mortgage Pass-Through Ctfs. - 16.2%
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A	3.68	12/17/2036	290,638	[b]	312,148
BAMLL Commercial Mortgage Securities Trust, Ser. 2020-JGDN, Cl. A, 1 Month LIBOR +2.75%	3.00	11/15/2030	300,000	[b,c]	300,000
BBCMS Mortgage Trust, Ser. 2019-BWAY, Cl. A, 1 Month LIBOR +.96%	1.10	11/15/2034	275,000	[b,c]	268,359
BBCMS Trust, Ser. 2013-TYSX, CI. A2	3.76	9/5/2032	348,268		347,485
Benchmark Mortgage Trust, Ser. 2020-B16, Cl. A2	2.88	2/15/2053	325,000		345,803
Benchmark Mortgage Trust, Ser. 2020-B19, Cl. A2	1.69	9/15/2053	325,000		333,912
BF Mortgage Trust, Ser. 2019-NYT, Cl. A, 1 Month LIBOR +1.20%	1.35	12/15/2035	610,000	[b,c]	611,377
BF Mortgage Trust, Ser. 2019-NYT, Cl. B, 1 Month LIBOR +1.40%	1.55	12/15/2035	365,000	[b,c]	364,614
BX Commercial Mortgage Trust, Ser. 2019-IMC, Cl. A, 1 Month LIBOR +1.00%	1.15	4/15/2034	500,000	[b,c]	482,002

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.5% (continued)
Commercial Mortgage Pass-Through Ctfs. - 16.2% (continued)
BX Commercial Mortgage Trust, Ser. 2020-BXLP, Cl. B, 1 Month LIBOR +1.00%	1.15	12/15/2036	499,543	[b,c]	496,582
BX Commercial Mortgage Trust, Ser. 2020-VKNG, Cl. B, 1 Month LIBOR +1.13%	1.28	10/15/2037	375,000	[b,c]	376,415
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%	1.22	12/15/2037	500,000	[b,c]	500,732
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. B, 1 Month LIBOR +1.25%	1.40	12/15/2037	100,000	[b,c]	100,099
CD Mortgage Trust, Ser. 2018-CD7, Cl. A1	3.28	8/15/2051	518,086		532,897
CGDB Commercial Mortgage Trust, Ser. 2019-MOB, Cl. B, 1 Month LIBOR +1.25%	1.40	11/15/2036	675,000	[b,c]	668,445
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. C, 1 Month LIBOR +1.75%	1.90	6/15/2034	696,992	[b,c]	654,613
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Cl. B	4.35	10/10/2047	175,000		189,480
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	320,000		334,053
Commercial Mortgage Trust, Ser. 2013-CR10, Cl. AM	4.52	8/10/2046	620,000	[b]	668,290
Commercial Mortgage Trust, Ser. 2013-LC13, Cl. A5	4.21	8/10/2046	375,000		406,488
Commercial Mortgage Trust, Ser. 2016-COR1, Cl. A2	2.50	10/10/2049	1,000,000		1,012,092
CSAIL Commercial Mortgage Trust, Ser. 2015-C1, Cl. A3	3.24	4/15/2050	495,783		527,813
CSAIL Commercial Mortgage Trust, Ser. 2017-C8, Cl. A2	2.99	6/15/2050	700,000		714,099
DBWF Mortgage Trust, Ser. 2016-85T, Cl. A	3.79	12/10/2036	350,000	[b]	389,656
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2020-3, Cl. TTU	2.50	5/25/2060	195,000	[e]	205,120
GB Trust, Ser. 2020-FLIX, Cl. A, 1 Month LIBOR +1.12%	1.27	8/15/2037	425,000	[b,c]	426,288
GS Mortgage Securities Trust, Ser. 2016-GS2, Cl. A2	2.64	5/10/2049	500,000		501,141
GS Mortgage Securities Trust, Ser. 2019-70P, Cl. B, 1 Month LIBOR +1.32%	1.47	10/15/2036	560,000	[b,c]	524,393
HPLY Trust, Ser. 2019-HIT, Cl. A, 1 Month LIBOR +1.00%	1.15	11/15/2036	402,700	[b,c]	389,325

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.5% (continued)
Commercial Mortgage Pass-Through Ctfs. - 16.2% (continued)
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. B, 1 Month LIBOR +1.05%	1.20	1/15/2033	100,000	[b,c]	97,584
Invitation Homes Trust, Ser. 2017-SFR2, Cl. B, 1 Month LIBOR +1.15%	1.30	12/17/2036	300,000	[b,c]	300,677
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%	1.03	12/22/2069	385,000	[b,c]	386,923
Lanark Master Issuer, Ser. 2020-1A, Cl. 1A	2.28	12/22/2069	225,000	[b]	229,064
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C17, Cl. A4	3.44	8/15/2047	685,000		720,164
Mortgage Repurchase Agreement Financing Trust, Ser. 2020-2, Cl. A1, 1 Month LIBOR +1.75%	1.90	5/29/2022	600,000	[b,c]	601,065
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%	1.10	1/17/2035	701,965	[b,c]	703,308
Tricon American Homes Trust, Ser. 2016-SFR1, Cl. A	2.59	11/17/2033	518,745	[b]	519,518
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	480,996	[b]	495,734
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A	2.75	3/17/2038	325,000	[b]	340,230
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	456,385		465,896
VNDO Mortgage Trust, Ser. 2013-PENN, Cl. A	3.81	12/13/2029	700,000	[b]	699,563
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	685,000		723,626
Wells Fargo Commercial Mortgage Trust, Ser. 2015-C27, Cl. A4	3.19	2/15/2048	582,928		619,644
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C51, Cl. A1	2.28	6/15/2052	283,401		289,481
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, CI. A2	2.50	6/15/2053	300,000		313,637
WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Cl. ASB	2.98	6/15/2046	710,225		725,773
				21,215,608
Consumer Discretionary - .6%
Lennar, Gtd. Notes	4.50	4/30/2024	300,000		323,850
Marriott International, Sr. Unscd. Notes, Ser. EE	5.75	5/1/2025	250,000		278,705
Wynn Macau, Sr. Unscd. Notes	5.50	1/15/2026	200,000	[b]	192,750
				795,305

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.5% (continued)
Diversified Financials - 3.3%
AerCap Ireland Capital, Gtd. Notes		4.88	1/16/2024	500,000		523,529
Air Lease, Sr. Unscd. Notes		3.38	7/1/2025	625,000		640,683
Ally Financial, Sr. Unscd. Notes		3.05	6/5/2023	325,000		339,973
Ally Financial, Sr. Unscd. Notes		3.88	5/21/2024	325,000		349,788
American Express, Sr. Unscd. Notes		2.50	7/30/2024	630,000		669,135
American Express, Sr. Unscd. Notes		2.75	5/20/2022	350,000		362,282
Capital One Financial, Sr. Unscd. Notes		2.60	5/11/2023	300,000		314,558
Capital One Financial, Sr. Unscd. Notes		3.05	3/9/2022	345,000		356,401
Icahn Enterprises, Gtd. Notes		5.25	5/15/2027	300,000		311,379
Mamoura Diversified Global Holding, Gtd. Notes		2.50	11/7/2024	320,000		335,539
SLM, Sr. Unscd. Notes		4.20	10/29/2025	85,000		86,275
					4,289,542
Energy - 2.6%
Cheniere Corpus Christi Holdings, Sr. Scd. Notes		5.88	3/31/2025	310,000		351,141
ConocoPhillips, Gtd. Notes		3.35	11/15/2024	300,000		327,903
Diamondback Energy, Gtd. Notes		2.88	12/1/2024	680,000		689,038
Energy Transfer Operating, Gtd. Notes		4.50	4/15/2024	175,000		185,768
EQT, Sr. Unscd. Notes		3.00	10/1/2022	325,000		325,097
Marathon Petroleum, Sr. Unscd. Notes		3.63	9/15/2024	300,000		318,650
MPLX, Sr. Unscd. Notes		3.50	12/1/2022	155,000		162,249
Occidental Petroleum, Sr. Unscd. Notes		8.00	7/15/2025	425,000	[f]	415,172
Sinopec Group Overseas Development, Gtd. Notes		2.50	8/8/2024	300,000	[b]	312,095
Western Midstream Operating, Sr. Unscd. Notes		4.10	2/1/2025	325,000		306,706
					3,393,819
Food Products - .2%
Kraft Heinz Foods, Gtd. Notes		3.95	7/15/2025	300,000		324,928
Foreign Governmental - 3.5%
Abu Dhabi, Sr. Unscd. Bonds		2.13	9/30/2024	650,000		679,961
Croatia, Sr. Unscd. Notes		6.00	1/26/2024	275,000		317,380
Hellenic Republic, Sr. Unscd. Bonds	EUR	4.38	8/1/2022	250,000	[b]	313,051
Indonesia, Sr. Unscd. Notes		4.88	5/5/2021	330,000		337,252
Indonesia, Sr. Unscd. Notes		5.88	1/15/2024	300,000		344,667
Lithuania, Sr. Unscd. Notes		6.13	3/9/2021	325,000		331,975
Nigeria, Sr. Unscd. Bonds		6.75	1/28/2021	665,000	[f]	670,617
Philippine, Sr. Unscd. Notes	EUR	0.14	2/3/2023	525,000		610,692
Serbia, Sr. Unscd. Notes	EUR	3.13	5/15/2027	300,000	[b]	380,713

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.5% (continued)
Foreign Governmental - 3.5% (continued)
Serbia, Sr. Unscd. Notes		7.25	9/28/2021	300,000	[b]	317,287
Ukraine, Sr. Unscd. Notes		7.75	9/1/2023	325,000		338,990
					4,642,585
Health Care - 2.7%
Bristol-Myers Squibb, Sr. Unscd. Notes		2.60	5/16/2022	265,000		274,233
Centene, Sr. Unscd. Notes		4.75	1/15/2025	325,000		334,344
Cigna, Gtd. Notes		3.05	11/30/2022	225,000		236,068
CVS Health, Sr. Unscd. Notes		3.70	3/9/2023	462,000		494,679
DaVita, Gtd. Notes		3.75	2/15/2031	355,000	[b]	341,909
Elanco Animal Health, Sr. Unscd. Notes		5.27	8/28/2023	300,000		324,875
HCA, Gtd. Notes		5.38	2/1/2025	300,000		332,644
Molina Healthcare, Sr. Unscd. Notes		4.38	6/15/2028	100,000	[b]	102,600
Mylan, Gtd. Notes		3.15	6/15/2021	490,000		497,123
Royalty Pharma, Gtd. Notes		1.20	9/2/2025	325,000	[b]	323,708
Shire Acquisitions Investments Ireland, Gtd. Notes		2.40	9/23/2021	314,000		319,112
					3,581,295
Industrial - .5%
Deere & Co., Sr. Unscd. Notes		2.75	4/15/2025	300,000		326,672
General Electric, Jr. Sub. Debs., Ser. D		5.00	1/21/2021	250,000	[d]	205,129
General Electric, Sr. Unscd. Bonds	EUR	0.38	5/17/2022	130,000		152,251
					684,052
Insurance - 1.9%
Berkshire Hathaway, Sr. Unscd. Notes	EUR	0.16	3/12/2025	875,000		1,022,437
Metropolitan Life Global Funding I, Scd. Notes		2.65	4/8/2022	300,000	[b]	309,789
New York Life Global Funding, Scd. Notes		2.88	4/10/2024	370,000	[b]	396,605
Pricoa Global Funding I, Scd. Notes		3.45	9/1/2023	700,000	[b]	755,408
					2,484,239
Internet Software & Services - .2%
Tencent Holdings, Sr. Unscd. Notes		1.81	1/26/2026	200,000	[b]	203,064
Materials - .4%
Berry Global, Scd. Notes		5.13	7/15/2023	150,000		152,025
Crown Americas, Gtd. Notes		4.75	2/1/2026	300,000		312,318
					464,343
Media - 1.4%
CCO Holdings, Sr. Unscd. Notes		4.25	2/1/2031	375,000	[b]	383,906
Charter Communications Operating, Sr. Scd. Notes		4.46	7/23/2022	380,000		402,826
Comcast, Gtd. Notes		3.10	4/1/2025	600,000		659,441

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 95.5% (continued)
Media - 1.4% (continued)
The Walt Disney Company, Gtd. Notes		3.35	3/24/2025	300,000	333,024
					1,779,197
Metals & Mining - .5%
Steel Dynamics, Sr. Unscd. Notes		2.40	6/15/2025	300,000	315,112
Vale, Sr. Unscd. Notes	EUR	3.75	1/10/2023	275,000	339,864
					654,976
Municipal Securities - .3%
California Health Facilities Financing Authority, Revenue Bonds		0.95	6/1/2025	300,000	299,373
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C		1.33	11/1/2025	75,000	75,113
					374,486
Real Estate - 2.5%
Alexandria Real Estate Equities, Gtd. Notes		4.00	1/15/2024	320,000	351,586
American Tower, Sr. Unscd. Notes		2.40	3/15/2025	190,000	201,133
CyrusOne, Gtd. Notes		2.90	11/15/2024	300,000	318,869
Equinix, Sr. Unscd. Notes		1.00	9/15/2025	430,000	428,391
SBA Tower Trust, Scd. Notes		1.88	1/15/2026	275,000	[b] 284,355
SBA Tower Trust, Scd. Notes		2.84	1/15/2025	650,000	[b] 690,203
VEREIT Operating Partnership, Gtd. Notes		3.40	1/15/2028	325,000	341,054
VICI Properties, Gtd. Notes		3.50	2/15/2025	324,000	[b] 323,798
WPC Eurobond, Gtd. Notes	EUR	1.35	4/15/2028	300,000	357,875
					3,297,264
Retailing - .7%
Autozone, Sr. Unscd. Notes		3.63	4/15/2025	300,000	333,495
CK Hutchison Europe Finance 18, Gtd. Bonds	EUR	1.25	4/13/2025	300,000	365,371
Starbucks, Sr. Unscd. Notes		1.30	5/7/2022	140,000	142,074
The Home Depot, Sr. Unscd. Notes		2.50	4/15/2027	25,000	27,086
					868,026
Semiconductors & Semiconductor Equipment - .6%
Broadcom, Gtd. Notes		4.70	4/15/2025	375,000	426,381
Intel, Sr. Unscd. Notes		3.40	3/25/2025	300,000	333,613
					759,994
Supranational Bank - 1.6%
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes		5.50	5/6/2021	725,000	739,500
Corp. Andina de Fomento, Sr. Unscd. Notes		3.25	2/11/2022	675,000	695,325

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.5% (continued)
Supranational Bank - 1.6% (continued)
The African Export-Import Bank, Sr. Unscd. Notes	4.00	5/24/2021	325,000		329,982
The African Export-Import Bank, Sr. Unscd. Notes	5.25	10/11/2023	350,000		380,047
				2,144,854
Technology Hardware & Equipment - .9%
Apple, Sr. Unscd. Notes	1.13	5/11/2025	380,000		387,734
Dell International, Sr. Scd. Notes	5.45	6/15/2023	400,000	[b]	440,386
Hewlett Packard Enterprise, Sr. Unscd. Notes	1.45	4/1/2024	300,000		305,639
Hewlett Packard Enterprise, Sr. Unscd. Notes	3.50	10/5/2021	25,000		25,662
				1,159,421
Telecommunication Services - 2.3%
AT&T, Sr. Unscd. Notes	4.05	12/15/2023	880,000		972,569
Level 3 Financing, Gtd. Notes	4.25	7/1/2028	150,000	[b]	150,900
Millicom International Cellular, Sr. Unscd. Notes	4.50	4/27/2031	200,000	[b]	203,250
Sprint Spectrum, Sr. Scd. Notes	4.74	3/20/2025	325,000	[b]	354,525
T-Mobile USA, Sr. Scd. Notes	3.50	4/15/2025	625,000	[b]	685,381
VEON Holdings, Sr. Unscd. Notes	3.95	6/16/2021	685,000		693,093
				3,059,718
Transportation - .3%
FedEx, Gtd. Notes	3.80	5/15/2025	300,000		338,218
U.S. Government Agencies Mortgage-Backed - 1.4%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3541, Cl. KB	4.00	6/15/2024	231,806	[e]	240,762
Federal Home Loan Mortgage Corp., REMIC, Ser. 4091 Cl. KC	3.00	8/15/2040	163,191	[e]	170,051
Federal Home Loan Mortgage Corp., REMIC, Ser. 4262, Cl. AB	2.50	1/15/2031	330,493	[e]	329,963
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1	3.50	11/25/2028	98,735	[e]	104,663
Federal National Mortgage Association, REMIC, Ser. 2013-16, Cl. GP	3.00	3/25/2033	154,251	[e]	161,073
Government National Mortgage Association, Ser. 2011-H23, Cl. HA	3.00	12/20/2061	15,331		15,726
Government National Mortgage Association, Ser. 2014-H12, Cl. GA	2.50	6/20/2064	280,343		281,526
Government National Mortgage Association, Ser. 2016-H23, Cl. FD, 1 Month LIBOR +.37%	0.53	10/20/2066	10,974	[c]	10,973

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.5% (continued)
U.S. Government Agencies Mortgage-Backed - 1.4% (continued)
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/2029			206,795	[e]	215,485
Federal National Mortgage Association:
2.00%, 3/1/2023			278,330	[e]	288,270
Government National Mortgage Association II:
7.00%, 12/20/2030-4/20/2031			3,061		3,642
7.50%, 11/20/2029-12/20/2030			3,186		3,803
				1,825,937
U.S. Treasury Securities - 13.9%
U.S. Treasury Notes	0.13	5/15/2023	8,700,000		8,688,785
U.S. Treasury Notes	0.38	4/30/2025	2,965,000		2,970,444
U.S. Treasury Notes	2.50	1/31/2025	5,950,000		6,498,980
				18,158,209
Utilities - 3.2%
Berkshire Hathaway Energy, Sr. Unscd. Notes	2.80	1/15/2023	289,000		303,467
Dominion Energy, Sr. Unscd. Notes, Ser. C	2.00	8/15/2021	1,280,000		1,294,541
Duke Energy, Sr. Unscd. Notes	2.65	9/1/2026	300,000		322,907
Edison International, Sr. Unscd. Notes	2.40	9/15/2022	350,000		355,527
Edison International, Sr. Unscd. Notes	3.13	11/15/2022	350,000		361,323
Eversource Energy, Sr. Unscd. Notes, Ser. K	2.75	3/15/2022	465,000		478,921
Exelon Generation, Sr. Unscd. Notes	3.25	6/1/2025	300,000		326,648
Florida Power & Light, First Mortgage Bonds	2.85	4/1/2025	350,000		381,217
The AES, Sr. Scd. Notes	3.30	7/15/2025	300,000	[b]	326,031
				4,150,582
Total Bonds and Notes (cost $122,556,673)			125,154,156
Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .1%
Call Options - .0%
Swaption 3 Month, USD 10 Year Fixed Rate, Receiver Option, Contracts 4,000,000 Goldman Sachs	0.68	12/3/2020	4,000,000,000		8,815
Put Options - .1%
Canadian Dollar, Contracts 650,000 Goldman Sachs	1.34	11/3/2020	650,000		4,769

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - .1% (continued)
Put Options - .1% (continued)
Swaption 3 Month, USD 10 Year Fixed Rate, Payer Option, Contracts 4,000,000 Goldman Sachs	0.68	12/3/2020	4,000,000,000		93,456
				98,225
Total Options Purchased (cost $114,019)			107,040
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 3.7%
U.S. Government Securities
U.S. Treasury Bills (cost $4,908,939)	0.11	1/14/2021	4,910,000	[g,h]	4,909,228
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,800,078)	0.10		1,800,078	[i]	1,800,078

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $680,030)	0.10		680,030	[i]	680,030
Total Investments (cost $130,059,739)			101.2%	132,650,532
Liabilities, Less Cash and Receivables			(1.2%)	(1,628,002)
Net Assets			100.0%	131,022,530

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

CAD—Canadian Dollar

EUR—Euro

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, these securities were valued at $44,658,024 or 34.08% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security is a perpetual bond with no specified maturity date, Maturity date shown is next reset date of the bond.

e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f Security, or portion thereof, on loan. At October 31, 2020, the value of the fund’s securities on loan was $656,842 and the value of the collateral was $680,030.

g Held by a counterparty for open exchange traded derivative contracts.

h Security is a discount security. Income is recognized through the accretion of discount.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Short Term Income Fund

October 31, 2020 (Unaudited)

The following is a summary of the inputs used as of October 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	-	26,986,444	-	26,986,444
Collateralized Loan Obligations	-	2,977,006	-	2,977,006
Commercial Mortgage-Backed	-	21,215,608	-	21,215,608
Corporate Bonds	-	48,973,881	-	48,973,881
Foreign Governmental	-	4,642,585	-	4,642,585
Investment Companies	2,480,108	-	-	2,480,108
Municipal Securities	-	374,486	-	374,486
U.S. Government Agencies Mortgage-Backed	-	1,825,937	-	1,825,937
U.S. Treasury Securities	-	23,067,437	-	23,067,437
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	71,068	-	71,068
Futures††	122,637	-	-	122,637
Options Purchased	-	107,040	-	107,040
Liabilities($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(65,525)	-	(65,525)
Futures ††	(76,333)	-	-	(76,333)
Options Written	-	(136)	-	(136)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Short Term Income Fund

October 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	32	12/15/2020	3,321,009[a]	3,362,992	41,983
Euro BTP Italian Government Bond	10	12/8/2020	1,688,859[a]	1,742,200	53,341
U.S. Treasury 2 Year Notes	15	12/31/2020	3,313,302	3,312,656	(646)
U.S. Treasury 5 Year Notes	83	12/31/2020	10,447,263	10,424,929	(22,334)
Futures Short
Euro-Bobl	12	12/8/2020	1,882,680[a]	1,898,892	(16,212)
Euro-Bond	9	12/8/2020	1,811,019[a]	1,846,378	(35,359)
Euro-Schatz	6	12/8/2020	784,112[a]	785,894	(1,782)
U.S. Treasury 10 Year Notes	21	12/21/2020	2,906,172	2,902,594	3,578
Ultra 10 Year U.S. Treasury Notes	8	12/21/2020	1,281,985	1,258,250	23,735
Gross Unrealized Appreciation				122,637
Gross Unrealized Depreciation				(76,333)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Short Term Income Fund

October 31, 2020 (Unaudited)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	Value ($)
Put Options:
Canadian Dollar, Contracts 650,000, Goldman Sachs	1.31	11/3/2020	650,000	(136)
Total Options Written (premiums received $3,232)				(136)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Short Term Income Fund

October 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation(Depreciation)($)
Barclays Capital
United States Dollar	3,139,251	Euro	2,655,000	11/30/2020	45,061
Malaysian Ringgit	1,360,000	United States Dollar	326,218	12/17/2020	678
Citigroup
Japanese Yen	67,500,000	United States Dollar	643,383	11/30/2020	1,569
United States Dollar	798,138	Canadian Dollar	1,054,000	11/30/2020	6,947
Singapore Dollar	450,000	United States Dollar	332,407	12/17/2020	(2,961)
United States Dollar	345,558	South Korean Won	390,000,000	12/17/2020	1,851
Goldman Sachs
Malaysian Ringgit	1,370,000	United States Dollar	330,718	12/17/2020	(1,419)
J.P. Morgan Securities
Russian Ruble	42,600,000	United States Dollar	560,549	12/17/2020	(27,122)
Morgan Stanley
Polish Zloty	2,450,000	United States Dollar	653,002	12/17/2020	(34,023)
UBS Securities
South Korean Won	390,000,000	United States Dollar	328,745	12/17/2020	14,962
Gross Unrealized Appreciation					71,068
Gross Unrealized Depreciation					(65,525)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at October 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At October 31, 2020, accumulated net unrealized appreciation on investments was $2,590,793, consisting of $2,992,724 gross unrealized appreciation and $401,931 gross unrealized depreciation.

At October 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.